Cover	Jul. 03, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed to amend Item 1.01 of Banzai International, Inc.’s Current Report on Form 8-K filed with the Securities and Exchange Commission on July 3, 2025 (the “Original 8-K”) to correct a scriveners’ error in which the maturity date of the senior secured convertible notes was incorrectly stated as “18 months” after issuance instead of 12 months after issuance. Correspondingly, we are also correcting Exhibit 4.1 which stated a December 30, 2026, maturity date of instead of a June 30, 2026, maturity date. No other material changes have been made to the Original 8-K.
Document Period End Date	Jul. 03, 2025
Entity File Number	001-39826
Entity Registrant Name	Banzai International, Inc.
Entity Central Index Key	0001826011
Entity Tax Identification Number	85-3118980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	435 Ericksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	(206)
Local Phone Number	414-1777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BNZI
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BNZIW
Security Exchange Name	NASDAQ